Accrued expenses, deferred revenue and other liabilities	12 Months Ended
Dec. 31, 2018
Accrued expenses, deferred revenue and other liabilities
Accrued expenses, deferred revenue and other liabilities

28. Accrued expenses, deferred revenue and other liabilities

Non-current

EURm	2018	2017
Deferred revenue(1)	770	2 204
Discounted non-interest-bearing liabilities(2)	–	690
Salaries, wages and social charges	54	59
Other	28	33
Total	852	2 986

Current

EURm	2018	2017
Deferred revenue(1)	155	3 057
Salaries, wages and social charges	1 426	1 551
VAT and other indirect taxes	387	453
Discount accruals(3)	604	–
Accrued expenses related to customer projects	617	704
Other	751	901
Total	3 940	6 666
(1)

Non-current deferred revenue EUR 770 million (EUR 924 million in 2017) and current deferred revenue EUR 155 million (EUR 155 million in 2017) relates to an IP licensing contract which was determined to be a completed contract as defined in the transition guidance of the IFRS 15 standard. Other liabilities related to contracts with customers presented in deferred revenue in 2017 are included in non-current and current contract liabilities following the adoption of IFRS 15. Refer to Note 2, Significant accounting policies, Note 3, New and amended standards and interpretations and Note 8, Revenue recognition.

(2)

In 2017, discounted non-interest bearing liabilities included EUR 672 million financial liability related to the conditional obligation to China Huaxin as part of the Nokia Shanghai Bell definitive agreements where China Huaxin obtained the right to fully transfer its ownership interest in Nokia Shanghai Bell to the Group in exchange for a future cash settlement. In 2018, the Group reclassified the financial liability to other financial liabilities within current liabilities in line with the option exercise period. Refer to Note 33, Significant partly-owned subsidiaries.

(3)	Discount accruals represent customer credits without any outstanding future performance obligations.

Other accruals include accrued royalties, research and development expenses, marketing expenses and interest expenses, as well as various amounts which are individually insignificant.